Commitments and Contingencies - Summary of amount for the acquisition of major assets (Detail) ₩ in Millions	Dec. 31, 2024 KRW (₩)
Disclosure of contingent liabilities [abstract]
Property, Plant and Equipment	₩ 5,853,808
Intangible Assets	27,859
Investments in associates and joint ventures	92,958
Commitment for asset acquisition	₩ 5,974,625